Going concern (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 181,473		$ 181,473		$ 159,919	$ 130,939	$ 140,837
Net loss	15,231	$ 6,683	21,554	$ 13,669	28,980	(9,898)	26,353
Net cash used by operating activities			23,491	$ 9,235	20,757	35,106	21,501
Cash and cash equivalents	$ 36,410		$ 36,410		$ 63,842	$ 35,245	$ 28,495